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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)

Karen Dunn Kelley	11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders  ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Composition by Maturity
5	Fund Objectives and Strategies
6	Schedules of Investments
22	Financial Statements
24	Notes to Financial Statements
30	Financial Highlights
31	Auditor’s Report
32	Fund Expenses
33	Approval of Investment Advisory and Sub-Advisory Agreements
36	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
Investor Class shares of the Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

  Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Investor Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
      Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
      Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
      Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
      More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure — from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified investment management firms.
      For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	14 - 47 days	29 days	50 days	$76.5 million

Premier U.S. Government Money	29 - 51 days	44 days	73 days	$25.5 million

Premier Tax-Exempt	20 - 29 days	23 days	23 days	$11.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Composition by Maturity

In days, as of 8/31/11
		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio[1,2,3]	Money Portfolio[4]	Portfolio[5]

1-7	43.6%	48.6%	89.7%

8-30	16.9	12.2	0.9

31-60	23.9	12.5	0.7

61-90	9.1	7.6	1.0

91-180	5.5	16.9	3.1

181+	1.0	2.2	4.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes. The Fund may invest in U.S. dollar-denominated foreign securities.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests primarily in direct obligations of the U.S. Treasury, other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests primarily in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.32%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	$150,000	$149,996,000

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	75,000	74,970,688

				224,966,688

Asset-Backed Securities–Consumer Receivables–11.53%
Barton Capital LLC(b)	0.40%	09/14/11	100,000	99,985,556

Bryant Park Funding LLC(b)	0.21%	09/06/11	100,000	99,997,083

Old Line Funding, LLC(b)	0.30%	12/02/11	40,612	40,580,864

Old Line Funding, LLC(b)	0.25%	12/28/11	50,074	50,032,967

Sheffield Receivables Corp.(b)	0.25%	11/01/11	50,000	49,978,820

Thunder Bay Funding, LLC(b)	0.22%	10/03/11	50,032	50,022,216

Thunder Bay Funding, LLC(b)	0.17%	10/04/11	50,027	50,019,204

Windmill Funding Corp.(b)	0.22%	10/05/11	65,000	64,986,494

Windmill Funding Corp.(b)	0.22%	10/07/11	60,000	59,986,800

				565,590,004

Asset-Backed Securities–Fully Supported Bank–9.65%
Concord Minutemen Capital Co., LLC
Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	10/04/11	80,000	79,974,333

Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/06/11	110,000	109,967,917

Crown Point Capital Co., LLC (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	129,000	128,994,625

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.13%	09/02/11	41,809	41,808,849

Gotham Funding Corp. (CEP– The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/23/11	43,002	42,995,956

Lexington Parker Capital Co., LLC (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(c)	0.35%	10/04/11	70,000	69,977,542

				473,719,222

Asset-Backed Securities–Multi-Purpose–13.87%
Atlantic Asset Securitization LLC(b)	0.30%	09/01/11	100,000	100,000,000

Falcon Asset Securitization Corp.(b)	0.14%	09/06/11	42,200	42,199,180

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	50,000	49,993,778

Gemini Securitization Corp., LLC(b)	0.22%	09/06/11	50,000	49,998,472

Gemini Securitization Corp., LLC(b)	0.23%	09/06/11	75,000	74,997,604

Jupiter Securitization Corp.(b)	0.20%	09/01/11	100,000	100,000,000

Jupiter Securitization Corp.(b)	0.16%	09/29/11	28,500	28,496,453

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/11	110,000	109,994,439

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	125,000	124,974,444

				680,654,370

Asset-Backed Securities–Securities–1.22%
Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	60,000	59,997,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–5.24%
Market Street Funding LLC(b)	0.20%	09/30/11	$50,000	$49,991,944

Victory Receivables Corp.(b)(c)	0.22%	09/07/11	125,000	124,995,417

Victory Receivables Corp.(b)(c)	0.25%	09/20/11	82,000	81,989,180

				256,976,541

Diversified Banks–2.14%
BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.22%	09/07/11	50,000	49,998,166

BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.21%	10/05/11	55,000	54,989,092

				104,987,258

Life & Health Insurance–4.50%
MetLife Short Tern Funding LLC(b)	0.19%	10/05/11	55,000	54,990,130

MetLife Short Tern Funding LLC(b)	0.20%	10/05/11	46,625	46,616,193

MetLife Short Tern Funding LLC(b)	0.19%	10/14/11	119,000	118,972,994

				220,579,317

Other Diversified Financial Services–2.04%
Credit Suisse (USA), Inc.(c)	0.19%	10/06/11	100,000	99,981,528

Regional Banks–2.55%
ANZ National International Ltd.(b)(c)	0.29%	10/12/11	50,000	49,983,486

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	75,000	74,969,813

				124,953,299

Total Commercial Paper (Cost $2,812,405,894)				2,812,405,894

Certificates of Deposit–24.04%
Barclays Bank PLC	0.40%	06/15/12	100,000	100,000,000

BNP Paribas	0.69%	06/01/12	50,000	50,000,000

BNP Paribas	0.47%	11/02/11	100,000	100,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	75,000	75,000,000

National Australia Bank Ltd. (United Kingdom)(c)	0.19%	09/08/11	75,000	75,000,000

National Australia Bank Ltd. (United Kingdom)(c)	0.39%	09/08/11	49,500	49,496,254

Nordea Bank Finland PLC	0.24%	11/04/11	75,000	75,000,000

Rabobank Nederland(d)	0.29%	01/10/12	75,000	75,000,000

Rabobank Nederland(d)	0.27%	10/12/11	50,000	50,000,000

Rabobank Nederland(d)	0.30%	05/08/12	25,000	25,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	75,000	75,000,000

Santander UK PLC (United Kingdom)(c)(d)(e)	0.30%	—	50,000	50,000,000

Svenska Handelsbanken A.B. (United Kingdom)(c)	0.45%	02/27/12	80,000	80,001,984

Svenska Handelsbanken AB (Cayman Islands)(c)	0.09%	09/01/11	100,000	100,000,000

Toronto Dominion Bank	0.26%	01/12/12	100,000	100,000,000

Total Certificates of Deposit (Cost $1,179,498,238)				1,179,498,238

Medium-Term Notes–5.40%
Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	100,000	100,005,544

Royal Bank of Scotland PLC(c)(d)	0.88%	11/21/11	60,000	60,072,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Svenska Handelsbanken A.B. Notes(b)(d)	0.29%	09/07/12	$30,000	$30,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	75,000	75,000,000

Total Medium-Term Notes (Cost $265,077,679)				265,077,679

Variable Rate Demand Notes–4.65%(d)(f)
Credit Enhanced–4.65%
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(g)	0.17%	12/15/18	1,500	1,500,000

Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(g)	0.21%	10/01/33	2,815	2,815,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(g)	0.15%	12/01/29	1,600	1,600,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(g)	0.32%	07/01/36	6,100	6,100,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(g)	0.18%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.19%	03/01/30	20,000	20,000,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(g)	0.21%	09/01/14	6,600	6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(g)	0.38%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(g)	0.21%	03/01/21	5,700	5,700,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	10/01/24	3,570	3,570,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	08/01/15	6,550	6,550,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	08/15/25	7,785	7,785,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.22%	04/01/24	3,090	3,090,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.16%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.16%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	07/01/27	1,500	1,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(g)	0.30%	09/01/39	3,905	3,905,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(g)	0.21%	12/01/46	6,495	6,495,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(g)	0.29%	11/01/26	2,800	2,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.16%	10/15/38	$2,395	$2,395,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	10/01/33	19,750	19,750,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.17%	08/15/46	16,400	16,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.17%	01/15/22	4,400	4,400,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	06/01/30	22,200	22,200,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(g)	0.19%	01/01/27	5,840	5,840,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(g)	0.20%	07/01/38	2,600	2,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	05/01/39	3,865	3,865,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	02/01/39	3,950	3,950,000

Total Variable Rate Demand Notes (Cost $228,180,000)				228,180,000

Bank Notes–1.25%
Barclays Bank PLC Unsec. Gtd.Unsub. Notes(b)(d) (Cost $61,004,520)	1.05%	03/05/12	60,750	61,004,520

TOTAL INVESTMENTS (excluding Repurchase Agreements)–92.66% (Cost $4,546,166,331)				4,546,166,331

			Repurchase
			Amount
Repurchase Agreements–8.34%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	185,749,890	185,749,683

BMO Capital Markets Corp., Joint agreement dated 08/31/11, aggregate maturing value $200,000,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,051; 1.00%-6.50%, 04/15/14-03/20/41)	0.06%	09/01/11	52,684,550	52,684,462

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value $500,003,056 (collateralized by Corporate obligations valued at $525,000,000; 0%-9.88%, 09/23/11-04/12/49)	0.22%	09/01/11	170,936,842	170,935,797

Total Repurchase Agreements (Cost $409,369,942)				409,369,942

TOTAL INVESTMENTS(i)(j)–101.00% (Cost $4,955,536,273)				4,955,536,273

OTHER ASSETS LESS LIABILITIES–(1.00)%				(49,086,566)

NET ASSETS–100.00%				$4,906,449,707

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,908,456,888, which represented 59.28% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.5%; Netherlands: 9.6%; Australia: 6.2%; Japan: 5.1%; other countries less than 5% each: 8.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC; agent	7.8%

Bank of Tokyo-MITS	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–66.26%
Federal Farm Credit Bank (FFCB)–7.04%
Bonds(a)	0.13%	09/20/11	$20,000	$19,999,895

Bonds(a)	0.21%	07/19/12	15,000	15,000,000

Bonds(a)	0.19%	08/15/12	15,000	14,998,570

Bonds(a)	0.23%	08/17/12	20,000	19,994,162

Disc. Notes(b)	0.29%	11/17/11	15,000	14,990,856

Unsec. Disc. Notes(b)	0.10%	12/02/11	10,000	9,997,444

				94,980,927

Federal Home Loan Bank (FHLB)–25.28%
Unsec. Bonds(a)	0.13%	09/09/11	20,000	19,999,779

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Bonds(a)	0.17%	09/23/11	10,000	9,999,879

Unsec. Bonds(a)	0.28%	10/20/11	11,000	11,000,000

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,547

Unsec. Bonds(a)	0.29%	01/20/12	15,000	14,999,422

Unsec. Bonds	0.13%	01/23/12	15,000	15,000,434

Unsec. Bonds	0.12%	02/13/12	20,000	19,996,914

Unsec. Bonds	0.13%	02/13/12	10,000	9,999,156

Unsec. Bonds	0.12%	02/15/12	15,000	14,998,019

Unsec. Bonds	0.12%	02/27/12	20,000	19,995,342

Unsec. Bonds(a)	0.14%	07/13/12	20,000	19,999,137

Unsec. Bonds(a)	0.14%	07/19/12	10,000	10,000,000

Unsec. Disc. Notes(b)	0.22%	09/14/11	15,000	14,998,808

Unsec. Disc. Notes(b)	0.10%	09/21/11	10,000	9,999,445

Unsec. Disc. Notes(b)	0.05%	10/12/11	25,000	24,998,576

Unsec. Disc. Notes(b)	0.09%	10/24/11	10,000	9,998,675

Unsec. Disc. Notes(b)	0.12%	11/16/11	10,000	9,997,467

Unsec. Disc. Notes(b)	0.15%	05/15/12	10,000	9,989,292

Unsec. Disc. Notes(b)	0.16%	05/15/12	10,000	9,988,578

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

Unsec. Global Bonds	0.26%	11/17/11	10,000	10,002,849

Unsec. Global Bonds	0.12%	02/24/12	10,000	9,997,664

Unsec. Global Bonds(a)	0.26%	08/28/12	15,000	15,000,000

				340,957,744

Federal Home Loan Mortgage Corp. (FHLMC)–20.61%
Sr. Unsec Global Notes	5.50%	09/15/11	10,000	10,020,471

Unsec. Disc. Notes(b)	0.11%	11/08/11	10,000	9,997,922

Unsec. Disc. Notes(b)	0.09%	09/27/11	15,000	14,999,025

Unsec. Disc. Notes(b)	0.10%	10/06/11	10,000	9,999,028

Unsec. Disc. Notes(b)	0.10%	10/12/11	10,000	9,998,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.11%	10/12/11	$10,000	$9,998,747

Unsec. Disc. Notes(b)	0.16%	10/17/11	10,000	9,997,956

Unsec. Disc. Notes(b)	0.11%	10/18/11	15,000	14,997,846

Unsec. Disc. Notes(b)	0.20%	10/18/11	9,311	9,308,630

Unsec. Disc. Notes(b)	0.20%	10/19/11	20,000	19,994,667

Unsec. Disc. Notes(b)	0.11%	10/24/11	20,000	19,996,761

Unsec. Disc. Notes(b)	0.08%	11/07/11	20,000	19,997,022

Unsec. Disc. Notes(b)	0.11%	11/14/11	15,000	14,996,608

Unsec. Disc. Notes(b)	0.17%	12/13/11	15,000	14,992,811

Unsec. Disc. Notes(b)	0.16%	01/03/12	15,000	14,991,733

Unsec. Disc. Notes(b)	0.13%	01/09/12	10,000	9,995,306

Unsec. Disc. Notes(b)	0.13%	02/06/12	20,000	19,988,589

Unsec. Disc. Notes(b)	0.14%	03/06/12	10,000	9,992,728

Unsec. Global Notes(a)	0.07%	11/09/11	7,370	7,368,989

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.21%	10/15/45	26,441	26,440,773

				278,074,473

Federal National Mortgage Association (FNMA)–11.66%
Unsec. Disc. Notes(b)	0.12%	09/13/11	25,000	24,999,000

Unsec. Disc. Notes(b)	0.13%	09/26/11	20,000	19,998,194

Unsec. Disc. Notes(b)	0.10%	10/03/11	15,000	14,998,667

Unsec. Disc. Notes(b)	0.10%	10/05/11	15,000	14,998,583

Unsec. Disc. Notes(b)	0.11%	11/01/11	22,238	22,233,855

Unsec. Disc. Notes(b)	0.07%	01/04/12	10,000	9,997,570

Unsec. Disc. Notes(b)	0.13%	01/11/12	10,000	9,995,233

Unsec. Disc. Notes(b)	0.12%	01/17/12	10,000	9,995,400

Unsec. Disc. Notes(b)	0.14%	02/16/12	10,000	9,993,467

Unsec. Notes	0.88%	01/12/12	10,000	10,026,454

Unsec. Notes(a)	0.21%	07/26/12	10,000	10,001,849

				157,238,272

Overseas Private Investment Corp. (OPIC)–0.19%
Gtd. VRD COP Bonds(c)	0.08%	03/15/19	2,583	2,583,333

Tennessee Valley Authority (TVA)–1.48%
Disc. Notes(b)	0.20%	09/22/11	20,000	19,997,667

Total U.S. Government Sponsored Agency Securities (Cost $893,832,416)				893,832,416

U.S. Treasury Bills–0.56%
U.S. Treasury Bills(b) (Cost $7,492,380)	0.28%	01/12/12	7,500	7,492,380

TOTAL INVESTMENTS (excluding Repurchase Agreements)–66.81% (Cost $901,324,796)				901,324,796

			Repurchase
			Amount
Repurchase Agreements–33.19%(d)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	47,791,987	47,791,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	$50,000,069	$50,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	60,000,100	60,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	60,000,100	60,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)	0.07%	09/06/11	50,006,125	50,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	60,000,083	60,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	60,000,067	60,000,000

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	60,000,100	60,000,000

Total Repurchase Agreements (Cost $447,791,934)				447,791,934

TOTAL INVESTMENTS(e)–100.01% (Cost $1,349,116,730)				1,349,116,730

OTHER ASSETS LESS LIABILITIES–(0.01)%				(73,444)

NET ASSETS–100.00%				$1,349,043,286

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.24%
Alabama–2.46%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.29%	10/01/32	$3,783	$3,783,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC) Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	2,500	2,500,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.26%	07/01/15	2,090	2,090,000

				8,373,000

Arizona–3.30%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.20%	04/15/30	8,565	8,565,000

				11,250,000

Colorado–7.49%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.26%	01/15/14	6,350	6,350,000

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	1,000	1,003,737

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	02/01/31	2,455	2,455,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	02/01/31	1,415	1,415,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	12/01/37	645	645,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	0.36%	12/01/30	8,260	8,260,000

				25,503,737

Connecticut–1.18%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	4,000	4,020,115

District of Columbia–1.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.43%	01/01/29	4,700	4,700,000

Florida–3.24%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.61%	10/01/16	300	300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.20%	07/01/31	700	700,000

Jacksonville (City of) Educational Facilities (Edward Waters College, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/21	1,305	1,305,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(d)(e)	0.25%	12/01/32	5,095	5,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/15	$2,830	$2,830,000

				11,030,000

Georgia–5.39%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.31%	01/01/29	1,800	1,800,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	08/01/21	500	500,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.29%	04/01/24	2,890	2,890,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	01/01/20	1,925	1,925,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.30%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.34%	05/01/24	940	940,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.61%	12/01/18	800	800,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.49%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	09/01/20	3,700	3,700,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/27	1,260	1,260,000

				18,355,000

Idaho–0.59%
Idaho (State of) Series 2011, Ref. Unlimited GO TAN	2.00%	06/29/12	2,000	2,028,624

Illinois–6.28%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)(e)	0.81%	06/01/19	3,500	3,500,000

Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.48%	12/01/21	4,370	4,370,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(c)(d)(e)	0.30%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.38%	06/01/27	1,000	1,000,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	02/01/21	1,830	1,830,000

Illinois (State of) Finance Authority (Northwestern University); Sub-series 2008 A, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.18%	08/15/25	3,605	3,605,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(e)	0.35%	04/01/22	1,500	1,500,000

				21,405,000

Indiana–4.63%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.43%	12/01/23	955	955,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	12/01/18	300	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	08/01/37	$4,845	$4,845,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	02/01/25	2,015	2,015,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.35%	03/01/22	1,540	1,540,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(e)	0.44%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.35%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	10/01/19	1,850	1,850,000

				15,775,000

Iowa–0.44%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.48%	06/01/28	1,100	1,100,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.61%	07/01/16	400	400,000

				1,500,000

Kansas–1.82%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.22%	03/01/31	3,200	3,200,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	3,000	3,000,054

				6,200,054

Louisiana–0.59%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(c)(e)	0.28%	12/01/27	2,000	2,000,000

Maryland–0.35%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(c)(e)	0.37%	09/01/20	1,180	1,180,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.55%	05/01/16	1,225	1,225,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(c)(e)	0.50%	06/01/18	850	850,000

				2,075,000

Michigan–2.06%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.28%	08/01/17	705	705,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.16%	10/15/38	1,250	1,250,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(e)	0.45%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.38%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	05/01/32	2,725	2,725,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.18%	11/01/25	1,900	1,900,000

				7,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–2.09%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/15	$1,000	$1,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.19%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	2,000	2,000,000

Series 2011 A, COP	2.00%	09/01/11	2,700	2,700,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.20%	12/01/28	700	700,000

				7,125,000

Mississippi–0.74%
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.18%	12/01/31	2,530	2,530,000

Missouri–2.14%
Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.31%	11/01/18	1,070	1,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.23%	07/01/24	1,500	1,500,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.28%	12/01/19	2,930	2,930,000

Wright (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.34%	04/01/32	1,800	1,800,000

				7,300,000

Nebraska–1.76%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.12%	08/15/32	5,000	5,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.12%	06/01/31	1,000	1,000,000

				6,000,000

Nevada–0.26%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.23%	10/01/37	900	900,000

New Hampshire–0.50%
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(b)(c)(d)(e)	1.26%	11/01/19	1,700	1,700,000

New Mexico–0.06%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.56%	06/01/18	200	200,000

North Carolina–3.74%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/23	3,330	3,330,000

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	06/01/18	1,400	1,400,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/17	1,395	1,395,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/31	1,445	1,445,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.29%	08/01/23	$1,000	$1,000,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	05/15/16	1,165	1,165,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(c)(e)	0.28%	08/01/20	2,450	2,450,000

				12,735,000

North Dakota–0.78%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.32%	12/01/14	2,655	2,655,000

Ohio–2.76%
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/40	7,325	7,325,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.54%	11/15/19	260	260,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(d)(e)	0.30%	01/01/34	460	460,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.18%	11/01/30	350	350,000

				9,395,000

Oregon–2.73%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	07/01/27	1,940	1,940,000

Marion & Polk (Counties of) (Salem-Kaizer School District No. 24 J); Series 2011, Unlimited Tax GO Bonds (CEP–Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,226,694

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(e)	0.24%	10/15/38	5,000	5,000,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/34	1,125	1,125,000

				9,291,694

Pennsylvania–7.42%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(c)	0.26%	06/01/19	450	450,000

Luzerne (County of) Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/14	305	305,000

Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/26	195	195,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.17%	07/01/38	16,410	16,410,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.23%	12/01/12	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.34%	04/01/17	375	375,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/26	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	12/01/26	$525	$525,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.34%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.25%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/26	325	325,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	11/01/18	800	800,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	12/01/14	1,500	1,500,000

				25,260,000

South Carolina–3.63%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(c)	0.17%	01/01/34	5,400	5,400,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.45%	07/01/17	2,100	2,100,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.43%	09/01/18	3,800	3,800,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	12/01/13	1,050	1,050,000

				12,350,000

Tennessee–0.47%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.55%	04/01/24	150	150,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.41%	04/01/15	455	455,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	06/01/25	1,000	1,000,000

				1,605,000

Texas–10.56%
Aldine Independent School District Series 2005, Ref. Unlimited Tax Bonds (CEP–Texas Permanent School Fund)	5.25%	02/15/12	1,000	1,022,259

Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.50%	02/15/12	1,000	1,010,203

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(c)	0.42%	05/01/35	4,765	4,765,000

Garland Independent School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/12	2,655	2,675,852

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	02/15/42	1,435	1,435,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	0.82%	03/01/33	4,700	4,700,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	3,000	3,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	2,500	2,500,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	2,500	2,500,000

Lubbock (City of); Series 2009, Tax & Waterworks System Surplus Revenue Limited Certificates of Obligation	5.00%	02/15/12	500	510,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.22%	12/01/28	$3,000	$3,000,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Ctfs. Of Obligation	2.00%	08/01/12	1,000	1,016,159

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(d)(e)	0.29%	09/15/36	4,925	4,925,000

				35,960,241

Utah–0.55%
Nebo School District; Series 2011, Unlimited Tax GO School Building Bonds (CEP–Utah School Bond Guaranty)	2.00%	07/01/12	1,300	1,318,749

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.29%	08/01/28	565	565,000

				1,883,749

Vermont–0.45%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)	0.29%	01/01/22	1,530	1,530,000

Virginia–1.58%
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(c)(d)(e)	0.31%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/30	2,900	2,900,000

				5,400,000

Washington–9.39%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,731,692

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,063,808

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	11/01/23	900	900,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.45%	07/01/21	700	700,000

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.23%	12/01/24	5,090	5,090,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.18%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(e)	0.24%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/32	850	850,000

				31,990,500

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.26%	07/01/14	300	300,000

Wisconsin–4.73%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.40%	09/01/19	4,050	4,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	12/01/36	$6,695	$6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.40%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.19%	05/01/30	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	07/01/35	1,225	1,225,000

Wisconsin (State of); Series 1993-3, Ref. Unlimited Tax GO Bonds	5.30%	11/01/11	1,000	1,008,194

				16,103,194

TOTAL INVESTMENTS(f)(g)–98.24% (Cost $334,639,908)				334,639,908

OTHER ASSETS LESS LIABILITIES–1.76%				5,992,820

NET ASSETS–100.00%				$340,632,728

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 10.4%.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $54,045,000, which represented 15.87% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage:

Wells Fargo Bank, N.A.	16.4%

Federal National Mortgage Association	10.1

Bank of America, N.A.	9.9

PNC Bank, N.A.	8.2

JPMorgan Chase Bank, N.A.	7.8

U.S. Bank, N.A.	5.7

Federal Home Loan Mortgage Corp.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2011

		Premier U.S.	Premier
		Government Money	Tax-Exempt
	Premier Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$4,546,166,331	$901,324,796	$334,639,908

Repurchase agreements, at value and cost	409,369,942	447,791,934	—

Total investments, at value and cost	4,955,536,273	1,349,116,730	334,639,908

Cash	—	—	3,834,591

Receivable for:
Investments sold	45,000	—	1,870,075

Fund shares sold	29,245	1,449	1,836

Interest	1,150,204	360,611	297,441

Fund expenses absorbed	—	18,541	—

Investment for trustee deferred compensation and retirement plans	—	7,460	—

Other assets	261	17	—

Total assets	4,956,760,983	1,349,504,808	340,643,851

Liabilities:
Payable for:
Investments purchased	49,978,820	—	—

Fund shares reacquired	95,927	431,002	—

Dividends	235,858	21,702	10,946

Accrued fees to affiliates	671	958	177

Trustee deferred compensation and retirement plans	—	7,860	—

Total liabilities	50,311,276	461,522	11,123

Net assets applicable to shares outstanding	$4,906,449,707	$1,349,043,286	$340,632,728

Net assets consist of:
Shares of beneficial interest	$4,906,347,263	$1,348,951,034	$340,662,849

Undistributed net investment income	105,236	74,857	444

Undistributed net realized gain (loss)	(2,792)	17,395	(30,565)

	$4,906,449,707	$1,349,043,286	$340,632,728

Net assets:
Investor Class	$76,600,625	$25,597,831	$11,518,327

Institutional Class	$4,829,849,082	$1,323,445,455	$329,114,401

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	76,592,482	25,595,396	11,519,955

Institutional Class	4,829,757,884	1,323,384,039	329,143,338

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2011

		Premier U.S.	Premier
		Government Money	Tax-Exempt
	Premier Portfolio	Portfolio	Portfolio

Investment income:
Interest	$12,012,308	$1,965,279	$1,478,737

Expenses:
Advisory fees	11,006,063	2,732,920	1,120,371

Less: Fees waived	(2,390,113)	(1,028,787)	(37,568)

Net expenses	8,615,950	1,704,133	1,082,803

Net investment income	3,396,358	261,146	395,934

Net realized gain (loss) from Investment securities	(2,791)	17,395	(3,475)

Net increase in net assets resulting from operations	$3,393,567	$278,541	$392,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2011 and 2010

	Premier		Premier U.S. Government		Premier Tax-Exempt
	Portfolio		Money Portfolio		Portfolio
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$3,396,358	$3,999,831	$261,146	$681,423	$395,934	$670,879

Net realized gain (loss)	(2,791)	4,615	17,395	10,373	(3,475)	(27,015)

Net increase in net assets resulting from operations	3,393,567	4,004,446	278,541	691,796	392,459	643,864

Distributions to shareholders from net investment income:
Investor Class	(59,065)	(83,811)	(5,758)	(14,412)	(11,844)	(33,216)

Institutional Class	(3,337,293)	(3,916,020)	(255,388)	(667,013)	(384,090)	(637,663)

Total distributions from net investment income	(3,396,358)	(3,999,831)	(261,146)	(681,425)	(395,934)	(670,879)

Share transactions–net:
Investor Class	(3,559,890)	(2,649,714)	(922,864)	(4,820,803)	(5,400,864)	(8,226,455)

Institutional Class	984,982,104	(129,062,630)	136,982,685	(419,234,624)	(239,548,719)	221,672,112

Net increase (decrease) in net assets resulting from share transactions	981,422,214	(131,712,344)	136,059,821	(424,055,427)	(244,949,583)	213,445,657

Net increase (decrease) in net assets	981,419,423	(131,707,729)	136,077,216	(424,045,056)	(244,953,058)	213,418,642

Net assets:
Beginning of year	3,925,030,284	4,056,738,013	1,212,966,070	1,637,011,126	585,585,786	372,167,144

End of year*	$4,906,449,707	$3,925,030,284	$1,349,043,286	$1,212,966,070	$340,632,728	$585,585,786

* Includes accumulated undistributed net investment income	$105,236	$100,052	$74,857	$74,857	$444	$444

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

24        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security

25        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective February 1, 2011, the Adviser has contractually agreed, through at least January 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Prior to February 1, 2011, the Adviser had contractually agreed to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively.
  For the year ended August 31, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,384,705

Premier U.S. Government Money Portfolio	671,248

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$93	$5,315

Premier U.S. Government Money Portfolio	8,519	349,020

Premier Tax-Exempt Portfolio	1,144	36,424

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

  During the year ended August 31, 2011, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$4,955,536,273	$—	$4,955,536,273

Premier U.S. Government Money Portfolio	—	1,349,116,730	—	1,349,116,730

Premier Tax-Exempt Portfolio	—	334,639,908	—	334,639,908

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)

Premier Portfolio	$241,899,227	$177,972,650	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	324,123,256	496,025,218	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary	Ordinary
	Income	Income

Premier Portfolio	$3,396,358	$3,999,831

Premier U.S. Government Money Portfolio	261,146	681,425

Premier Tax-Exempt Portfolio	395,934	670,879

Tax Components of Net Assets at Period-End:

	Undistributed				Shares of
	Ordinary	Temporary Book/Tax	Capital Loss	Post-October	Beneficial	Total Net
	Income	Differences	Carryforward	Deferrals	Interest	Assets

Premier Portfolio	$117,458	$—	$—	$(15,014)	$4,906,347,263	$4,906,449,707

Premier U.S. Government Money Portfolio	99,517	(7,265)	—	—	1,348,951,034	1,349,043,286

Premier Tax-Exempt Portfolio	444	—	(27,088)	(3,477)	340,662,849	340,632,728

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

  The following fund has a capital loss carryforward as of August 31, 2011 which expires as follows:

	Expiration*
	2012	2019

Premier Tax-Exempt Portfolio	$7	$27,081

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

The reclassification below was primarily as a result of differing book/tax treatment of distributions, on August 31, 2011. These reclassifications had no effect on the net assets of the Fund.

		Undistributed Net
	Undistributed Net	Realized	Shares of
	Investment Income	Gain (Loss)	Beneficial Interest

Premier Portfolio	$5,184	$(4,616)	$(568)

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	35,556,189	$35,556,189	36,920,906	$36,920,906

Institutional Class	24,535,086,841	24,535,086,841	19,824,243,414	19,824,243,414

Issued as reinvestment of dividends:
Investor Class	57,169	57,169	80,677	80,677

Institutional Class	209,756	209,756	873,512	873,512

Reacquired:
Investor Class	(39,173,248)	(39,173,248)	(39,651,297)	(39,651,297)

Institutional Class	(23,550,314,493)	(23,550,314,493)	(19,954,179,556)	(19,954,179,556)

Net increase (decrease) in share activity	981,422,214	$981,422,214	(131,712,344)	$(131,712,344)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

28        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	11,894,316	$11,894,316	12,031,287	$12,031,287

Institutional Class	5,221,863,328	5,221,863,328	5,403,090,512	5,403,090,512

Issued as reinvestment of dividends:
Investor Class	5,640	5,640	14,187	14,187

Institutional Class	169,741	169,741	377,607	377,607

Reacquired:
Investor Class	(12,822,820)	(12,822,820)	(16,866,277)	(16,866,277)

Institutional Class	(5,085,050,384)	(5,085,050,384)	(5,822,702,743)	(5,822,702,743)

Net increase (decrease) in share activity	136,059,821	$136,059,821	(424,055,427)	$(424,055,427)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	5,391,241	$5,391,241	4,283,618	$4,283,618

Institutional Class	536,383,084	536,383,084	1,858,201,672	1,858,201,672

Issued as reinvestment of dividends:
Investor Class	11,735	11,735	31,845	31,845

Institutional Class	242,792	242,792	578,734	578,734

Reacquired:
Investor Class	(10,803,840)	(10,803,840)	(12,541,918)	(12,541,918)

Institutional Class	(776,174,595)	(776,174,595)	(1,637,108,294)	(1,637,108,294)

Net increase (decrease) in share activity	(244,949,583)	$(244,949,583)	213,445,657	$213,445,657

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		(realized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.08%	$76,601	0.20	%(c)	0.25	%(c)	0.08	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	115,642	0.17		0.25		5.23

Premier U.S. Government Money Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.03	25,598	0.16	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	30,569	0.17		0.25		5.13

Premier Tax-Exempt Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	11,518	0.24	(c)	0.25	(c)	0.09	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	18,920	0.25		0.25		3.46

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $75,768, $26,047 and $13,653 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class
and Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

31        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Expense
	Account Value	Account Value	Paid During	Account Value	Paid During	Annualized
Investor Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.30	$0.91	$1,024.30	$0.92	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.60	1,024.60	0.61	0.12

Premier Tax-Exempt Portfolio	1,000.00	1,000.30	1.16	1,024.05	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
Premier Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
Premier Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least January 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least January 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

35        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

Federal and State Income Tax

	Qualified	Corporate Dividends	U.S. Treasury	Tax Exempt Income
	Dividend Income*	Received Deduction*	Obligations*	Dividends*

Premier Portfolio	0%	0%	—	0%

Premier U.S. Government Money Portfolio	0%	0%	1.96%	0%

Premier Tax-Exempt Portfolio	0%	0%	—	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

Qualified
Interest
Income**

Premier U.S. Government Money Portfolio	100%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

36        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	1983	Retired	143	None

		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services.	161	Director of Quidel Corporation and Stericycle, Inc.

		Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.		Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired	143	None

		Formerly: Chief Executive Officer, YWCA of the U.S.A.

T-2        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees — continued

Larry Soll — 1942 Trustee	1997	Retired	143	None

		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None

		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

T-3        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers — continued

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser	N/A	N/A

		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc.	N/A	N/A

		(formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-AR-1	Invesco Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders ▪ August 31, 2011

2	Letters to Shareholders
4	Fund Data
4	Fund Composition by Maturity
5	Fund Objectives and Strategies
6	Schedules of Investments
22	Financial Statements
24	Notes to Financial Statements
30	Financial Highlights
31	Auditor’s Report
32	Fund Expenses
33	Approval of Investment Advisory and Sub-Advisory Agreements
36	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Institutional Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ending August 31, 2011. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Against a backdrop of increasingly challenging economic headlines, market sentiment deteriorated over the 12 months covered by this report, as economic indicators pointed to a possible downturn in the recovery. Gross domestic product (GDP), the broadest measure of overall U.S. economic activity, grew at annualized rates of 2.5% and 2.3% in the third and fourth quarters of 2010, respectively.1 GDP continued to grow in the first half of 2011, but at a much slower pace.
     Monetary policy remained unchanged during the reporting period. The U.S. Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, even as the economic tides seemed to shift.2 Fed statements early in the year echoed public concern over an increase in headline inflation due to higher energy and food prices. Heading into the summer of 2011, the Fed’s attention shifted back to the stalling recovery, and in particular, weak housing and labor markets. Concerned with considerably slower-than-expected growth, the Fed committed in its August 9 statement to keep its target policy rate at low levels “at least through mid-2013.”2 With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     Increasingly over the reporting period, technical factors created tangible supply constraints in money markets. In February 2011, the U.S. Treasury rolled back its Supplemental Financing Bill Program from $200 billion to $5 billion to avoid breaching the U.S. debt ceiling.3 This, along with a new FDIC assessment rule introduced on April 1, pulled a substantial supply of short-term paper out of the market, pushing yields even lower.
     More recently, money market funds responded to potential headline risks generated by debt concerns in Europe and the U.S. In June, concern grew over the exposure of U.S. money market funds to Greek sovereign debt through their holdings in European banks. In recent months, money market funds reduced their European exposure — from 50.2% of assets in May to 47.0% in July.4 Closer to home, contentious negotiations to raise the U.S. debt ceiling and avoid default were a concern. Although the debt ceiling was ultimately raised by the August 2 deadline, the rancorous tone of the talks and the limited scope of deficit reduction had the effect of undermining the already waning confidence market participants had in the ability of policymakers to support the recovery.
Invesco Fixed Income’s strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we remain a leader in the cash management industry, with more than $200 billion in assets under management as of August 31, 2011. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Invesco Ltd.
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 U.S. Federal Reserve; 3 Reuters; 4 Fitch Ratings
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
Although the world’s economies are gradually recovering from the financial crisis, it has not been a smooth path. Unrest in the Middle East, persistently weak job and housing markets in the U.S. and continued government balance sheet repair in Europe are contributing to a slow, labored march toward global recovery.
     In this environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/11

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	14 - 47 days	29 days	50 days	$4.8 billion

Premier
U.S. Government Money	29 - 51 days	44 days	73 days	$1.3 billion

Premier Tax-Exempt	20 - 29 days	23 days	23 days	$329.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Composition by Maturity

In days, as of 8/31/11
		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio[1,2,3]	Money Portfolio[4]	Portfolio[5]

1-7	43.6%	48.6%	89.7%

8-30	16.9	12.2	0.9

31-60	23.9	12.5	0.7

61-90	9.1	7.6	1.0

91-180	5.5	16.9	3.1

181+	1.0	2.2	4.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes. The Fund may invest in U.S. dollar-denominated foreign securities.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests primarily in direct obligations of the U.S. Treasury, other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests primarily in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–57.32%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.58%
Atlantis One Funding Corp.(b)(c)	0.16%	09/07/11	$150,000	$149,996,000

Atlantis One Funding Corp.(b)(c)	0.21%	11/07/11	75,000	74,970,688

				224,966,688

Asset-Backed Securities–Consumer Receivables–11.53%
Barton Capital LLC(b)	0.40%	09/14/11	100,000	99,985,556

Bryant Park Funding LLC(b)	0.21%	09/06/11	100,000	99,997,083

Old Line Funding, LLC(b)	0.30%	12/02/11	40,612	40,580,864

Old Line Funding, LLC(b)	0.25%	12/28/11	50,074	50,032,967

Sheffield Receivables Corp.(b)	0.25%	11/01/11	50,000	49,978,820

Thunder Bay Funding, LLC(b)	0.22%	10/03/11	50,032	50,022,216

Thunder Bay Funding, LLC(b)	0.17%	10/04/11	50,027	50,019,204

Windmill Funding Corp.(b)	0.22%	10/05/11	65,000	64,986,494

Windmill Funding Corp.(b)	0.22%	10/07/11	60,000	59,986,800

				565,590,004

Asset-Backed Securities–Fully Supported Bank–9.65%
Concord Minutemen Capital Co., LLC
Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	10/04/11	80,000	79,974,333

Series A, (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	10/06/11	110,000	109,967,917

Crown Point Capital Co., LLC (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	129,000	128,994,625

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.13%	09/02/11	41,809	41,808,849

Gotham Funding Corp. (CEP– The Bank of Tokyo-Mitsubishi UFJ, Ltd.)(b)(c)	0.23%	09/23/11	43,002	42,995,956

Lexington Parker Capital Co., LLC (Multi-CEP’s- Liberty Hampshire Co., LLC; agent)(c)	0.35%	10/04/11	70,000	69,977,542

				473,719,222

Asset-Backed Securities–Multi-Purpose–13.87%
Atlantic Asset Securitization LLC(b)	0.30%	09/01/11	100,000	100,000,000

Falcon Asset Securitization Corp.(b)	0.14%	09/06/11	42,200	42,199,180

Falcon Asset Securitization Corp.(b)	0.16%	09/29/11	50,000	49,993,778

Gemini Securitization Corp., LLC(b)	0.22%	09/06/11	50,000	49,998,472

Gemini Securitization Corp., LLC(b)	0.23%	09/06/11	75,000	74,997,604

Jupiter Securitization Corp.(b)	0.20%	09/01/11	100,000	100,000,000

Jupiter Securitization Corp.(b)	0.16%	09/29/11	28,500	28,496,453

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/11	110,000	109,994,439

Nieuw Amsterdam Receivables Corp.(b)(c)	0.23%	10/03/11	125,000	124,974,444

				680,654,370

Asset-Backed Securities–Securities–1.22%
Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	60,000	59,997,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Trade Receivables–5.24%
Market Street Funding LLC(b)	0.20%	09/30/11	$50,000	$49,991,944

Victory Receivables Corp.(b)(c)	0.22%	09/07/11	125,000	124,995,417

Victory Receivables Corp.(b)(c)	0.25%	09/20/11	82,000	81,989,180

				256,976,541

Diversified Banks–2.14%
BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.22%	09/07/11	50,000	49,998,166

BNZ International Funding Ltd. (LOC–National Australia Bank Ltd.)(b)(c)	0.21%	10/05/11	55,000	54,989,092

				104,987,258

Life & Health Insurance–4.50%
MetLife Short Tern Funding LLC(b)	0.19%	10/05/11	55,000	54,990,130

MetLife Short Tern Funding LLC(b)	0.20%	10/05/11	46,625	46,616,193

MetLife Short Tern Funding LLC(b)	0.19%	10/14/11	119,000	118,972,994

				220,579,317

Other Diversified Financial Services–2.04%
Credit Suisse (USA), Inc.(c)	0.19%	10/06/11	100,000	99,981,528

Regional Banks–2.55%
ANZ National International Ltd.(b)(c)	0.29%	10/12/11	50,000	49,983,486

Commonwealth Bank of Australia(b)(c)	0.23%	11/03/11	75,000	74,969,813

				124,953,299

Total Commercial Paper (Cost $2,812,405,894)				2,812,405,894

Certificates of Deposit–24.04%
Barclays Bank PLC	0.40%	06/15/12	100,000	100,000,000

BNP Paribas	0.69%	06/01/12	50,000	50,000,000

BNP Paribas	0.47%	11/02/11	100,000	100,000,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	100,000	100,000,000

Lloyds TSB Bank PLC(d)	0.25%	03/05/12	75,000	75,000,000

National Australia Bank Ltd. (United Kingdom)(c)	0.19%	09/08/11	75,000	75,000,000

National Australia Bank Ltd. (United Kingdom)(c)	0.39%	09/08/11	49,500	49,496,254

Nordea Bank Finland PLC	0.24%	11/04/11	75,000	75,000,000

Rabobank Nederland(d)	0.29%	01/10/12	75,000	75,000,000

Rabobank Nederland(d)	0.27%	10/12/11	50,000	50,000,000

Rabobank Nederland(d)	0.30%	05/08/12	25,000	25,000,000

Royal Bank of Canada(d)	0.26%	10/12/11	75,000	75,000,000

Santander UK PLC (United Kingdom)(c)(d)(e)	0.30%	—	50,000	50,000,000

Svenska Handelsbanken A.B. (United Kingdom)(c)	0.45%	02/27/12	80,000	80,001,984

Svenska Handelsbanken AB (Cayman Islands)(c)	0.09%	09/01/11	100,000	100,000,000

Toronto Dominion Bank	0.26%	01/12/12	100,000	100,000,000

Total Certificates of Deposit (Cost $1,179,498,238)				1,179,498,238

Medium-Term Notes–5.40%
Royal Bank of Canada Sr. Unsec. Notes(b)(c)(d)	0.30%	08/31/12	100,000	100,005,544

Royal Bank of Scotland PLC(c)(d)	0.88%	11/21/11	60,000	60,072,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Svenska Handelsbanken A.B. Notes(b)(d)	0.29%	09/07/12	$30,000	$30,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.29%	09/06/12	75,000	75,000,000

Total Medium-Term Notes (Cost $265,077,679)				265,077,679

Variable Rate Demand Notes–4.65%(d)(f)
Credit Enhanced–4.65%
Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(g)	0.17%	12/15/18	1,500	1,500,000

Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(g)	0.21%	10/01/33	2,815	2,815,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(g)	0.15%	12/01/29	1,600	1,600,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)(g)	0.32%	07/01/36	6,100	6,100,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(g)	0.18%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.20%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.19%	03/01/30	20,000	20,000,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(g)	0.21%	09/01/14	6,600	6,600,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(g)	0.38%	09/01/41	1,400	1,400,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(g)	0.21%	03/01/21	5,700	5,700,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	10/01/24	3,570	3,570,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	08/01/15	6,550	6,550,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	08/15/25	7,785	7,785,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.22%	04/01/24	3,090	3,090,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.16%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.16%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	07/01/27	1,500	1,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	04/01/44	2,200	2,200,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC– Bank of America, N.A.)(g)	0.30%	09/01/39	3,905	3,905,000

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(g)	0.21%	12/01/46	6,495	6,495,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(g)	0.29%	11/01/26	2,800	2,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.16%	10/15/38	$2,395	$2,395,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	10/01/33	19,750	19,750,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.18%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.17%	08/15/46	16,400	16,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.17%	01/15/22	4,400	4,400,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.20%	06/01/30	22,200	22,200,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(g)	0.19%	01/01/27	5,840	5,840,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(g)	0.20%	07/01/38	2,600	2,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	05/01/39	3,865	3,865,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.21%	02/01/39	3,950	3,950,000

Total Variable Rate Demand Notes (Cost $228,180,000)				228,180,000

Bank Notes–1.25%
Barclays Bank PLC Unsec. Gtd.Unsub. Notes(b)(d) (Cost $61,004,520)	1.05%	03/05/12	60,750	61,004,520

TOTAL INVESTMENTS (excluding Repurchase Agreements)–92.66% (Cost $4,546,166,331)				4,546,166,331

			Repurchase
			Amount
Repurchase Agreements–8.34%(h)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	185,749,890	185,749,683

BMO Capital Markets Corp., Joint agreement dated 08/31/11, aggregate maturing value $200,000,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,051; 1.00%-6.50%, 04/15/14-03/20/41)	0.06%	09/01/11	52,684,550	52,684,462

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value $500,003,056 (collateralized by Corporate obligations valued at $525,000,000; 0%-9.88%, 09/23/11-04/12/49)	0.22%	09/01/11	170,936,842	170,935,797

Total Repurchase Agreements (Cost $409,369,942)				409,369,942

TOTAL INVESTMENTS(i)(j)–101.00% (Cost $4,955,536,273)				4,955,536,273

OTHER ASSETS LESS LIABILITIES–(1.00)%				(49,086,566)

NET ASSETS–100.00%				$4,906,449,707

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
Unsub.	– Unsubordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,908,456,888, which represented 59.28% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 14.5%; Netherlands: 9.6%; Australia: 6.2%; Japan: 5.1%; other countries less than 5% each: 8.0%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC; agent	7.8%

Bank of Tokyo-MITS	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–66.26%
Federal Farm Credit Bank (FFCB)–7.04%
Bonds(a)	0.13%	09/20/11	$20,000	$19,999,895

Bonds(a)	0.21%	07/19/12	15,000	15,000,000

Bonds(a)	0.19%	08/15/12	15,000	14,998,570

Bonds(a)	0.23%	08/17/12	20,000	19,994,162

Disc. Notes(b)	0.29%	11/17/11	15,000	14,990,856

Unsec. Disc. Notes(b)	0.10%	12/02/11	10,000	9,997,444

				94,980,927

Federal Home Loan Bank (FHLB)–25.28%
Unsec. Bonds(a)	0.13%	09/09/11	20,000	19,999,779

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Bonds(a)	0.17%	09/23/11	10,000	9,999,879

Unsec. Bonds(a)	0.28%	10/20/11	11,000	11,000,000

Unsec. Bonds	0.10%	01/19/12	10,000	9,998,547

Unsec. Bonds(a)	0.29%	01/20/12	15,000	14,999,422

Unsec. Bonds	0.13%	01/23/12	15,000	15,000,434

Unsec. Bonds	0.12%	02/13/12	20,000	19,996,914

Unsec. Bonds	0.13%	02/13/12	10,000	9,999,156

Unsec. Bonds	0.12%	02/15/12	15,000	14,998,019

Unsec. Bonds	0.12%	02/27/12	20,000	19,995,342

Unsec. Bonds(a)	0.14%	07/13/12	20,000	19,999,137

Unsec. Bonds(a)	0.14%	07/19/12	10,000	10,000,000

Unsec. Disc. Notes(b)	0.22%	09/14/11	15,000	14,998,808

Unsec. Disc. Notes(b)	0.10%	09/21/11	10,000	9,999,445

Unsec. Disc. Notes(b)	0.05%	10/12/11	25,000	24,998,576

Unsec. Disc. Notes(b)	0.09%	10/24/11	10,000	9,998,675

Unsec. Disc. Notes(b)	0.12%	11/16/11	10,000	9,997,467

Unsec. Disc. Notes(b)	0.15%	05/15/12	10,000	9,989,292

Unsec. Disc. Notes(b)	0.16%	05/15/12	10,000	9,988,578

Unsec. Global Bonds	0.17%	09/16/11	20,000	19,999,761

Unsec. Global Bonds	0.26%	11/17/11	10,000	10,002,849

Unsec. Global Bonds	0.12%	02/24/12	10,000	9,997,664

Unsec. Global Bonds(a)	0.26%	08/28/12	15,000	15,000,000

				340,957,744

Federal Home Loan Mortgage Corp. (FHLMC)–20.61%
Sr. Unsec Global Notes	5.50%	09/15/11	10,000	10,020,471

Unsec. Disc. Notes(b)	0.11%	11/08/11	10,000	9,997,922

Unsec. Disc. Notes(b)	0.09%	09/27/11	15,000	14,999,025

Unsec. Disc. Notes(b)	0.10%	10/06/11	10,000	9,999,028

Unsec. Disc. Notes(b)	0.10%	10/12/11	10,000	9,998,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.11%	10/12/11	$10,000	$9,998,747

Unsec. Disc. Notes(b)	0.16%	10/17/11	10,000	9,997,956

Unsec. Disc. Notes(b)	0.11%	10/18/11	15,000	14,997,846

Unsec. Disc. Notes(b)	0.20%	10/18/11	9,311	9,308,630

Unsec. Disc. Notes(b)	0.20%	10/19/11	20,000	19,994,667

Unsec. Disc. Notes(b)	0.11%	10/24/11	20,000	19,996,761

Unsec. Disc. Notes(b)	0.08%	11/07/11	20,000	19,997,022

Unsec. Disc. Notes(b)	0.11%	11/14/11	15,000	14,996,608

Unsec. Disc. Notes(b)	0.17%	12/13/11	15,000	14,992,811

Unsec. Disc. Notes(b)	0.16%	01/03/12	15,000	14,991,733

Unsec. Disc. Notes(b)	0.13%	01/09/12	10,000	9,995,306

Unsec. Disc. Notes(b)	0.13%	02/06/12	20,000	19,988,589

Unsec. Disc. Notes(b)	0.14%	03/06/12	10,000	9,992,728

Unsec. Global Notes(a)	0.07%	11/09/11	7,370	7,368,989

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.21%	10/15/45	26,441	26,440,773

				278,074,473

Federal National Mortgage Association (FNMA)–11.66%
Unsec. Disc. Notes(b)	0.12%	09/13/11	25,000	24,999,000

Unsec. Disc. Notes(b)	0.13%	09/26/11	20,000	19,998,194

Unsec. Disc. Notes(b)	0.10%	10/03/11	15,000	14,998,667

Unsec. Disc. Notes(b)	0.10%	10/05/11	15,000	14,998,583

Unsec. Disc. Notes(b)	0.11%	11/01/11	22,238	22,233,855

Unsec. Disc. Notes(b)	0.07%	01/04/12	10,000	9,997,570

Unsec. Disc. Notes(b)	0.13%	01/11/12	10,000	9,995,233

Unsec. Disc. Notes(b)	0.12%	01/17/12	10,000	9,995,400

Unsec. Disc. Notes(b)	0.14%	02/16/12	10,000	9,993,467

Unsec. Notes	0.88%	01/12/12	10,000	10,026,454

Unsec. Notes(a)	0.21%	07/26/12	10,000	10,001,849

				157,238,272

Overseas Private Investment Corp. (OPIC)–0.19%
Gtd. VRD COP Bonds(c)	0.08%	03/15/19	2,583	2,583,333

Tennessee Valley Authority (TVA)–1.48%
Disc. Notes(b)	0.20%	09/22/11	20,000	19,997,667

Total U.S. Government Sponsored Agency Securities (Cost $893,832,416)				893,832,416

U.S. Treasury Bills–0.56%
U.S. Treasury Bills(b) (Cost $7,492,380)	0.28%	01/12/12	7,500	7,492,380

TOTAL INVESTMENTS (excluding Repurchase Agreements)–66.81% (Cost $901,324,796)				901,324,796

			Repurchase
			Amount
Repurchase Agreements–33.19%(d)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $479,489,747 (collateralized by U.S. Treasury obligations valued at $489,079,025; 4.38%, 05/15/40)	0.04%	09/01/11	47,791,987	47,791,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., Joint agreement dated 08/31/11, aggregate maturing value $1,000,001,389 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,185; 0%-5.25%, 11/02/11-12/11/20)	0.05%	09/01/11	$50,000,069	$50,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/11, aggregate maturing value of $100,000,167 (collateralized by U.S. Government sponsored agency obligations valued at $104,095,707; 0%-8.63%, 09/13/13-09/15/60)	0.06%	09/01/11	60,000,100	60,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $350,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,309; 0.16%-1.88%, 12/30/11-06/21/13)	0.06%	09/01/11	60,000,100	60,000,000

Deutsche Bank Securities Inc., Joint term agreement dated 07/05/11, aggregate maturing value $325,039,813 (collateralized by U.S. Government sponsored agency obligations valued at $331,502,202; 0%-9.80%, 09/07/11-04/01/56)	0.07%	09/06/11	50,006,125	50,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/11, aggregate maturing value $500,000,694 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,829; 0%-6.63%, 01/17/12-12/30/30)	0.05%	09/01/11	60,000,083	60,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/11, aggregate maturing value $250,000,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,001,893; 0%-4.63%, 02/27/12-05/04/37)	0.04%	09/01/11	60,000,067	60,000,000

RBS Securities Inc., Joint agreement dated 08/31/11, aggregate maturing value $500,000,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,003,285; 0%-9.38%, 10/15/11-09/15/39)	0.06%	09/01/11	60,000,100	60,000,000

Total Repurchase Agreements (Cost $447,791,934)				447,791,934

TOTAL INVESTMENTS(e)–100.01% (Cost $1,349,116,730)				1,349,116,730

OTHER ASSETS LESS LIABILITIES–(0.01)%				(73,444)

NET ASSETS–100.00%				$1,349,043,286

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
Schedule of Investments

August 31, 2011

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.24%
Alabama–2.46%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.29%	10/01/32	$3,783	$3,783,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC) Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.16%	05/01/41	2,500	2,500,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.26%	07/01/15	2,090	2,090,000

				8,373,000

Arizona–3.30%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.22%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.20%	04/15/30	8,565	8,565,000

				11,250,000

Colorado–7.49%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.26%	01/15/14	6,350	6,350,000

Boulder (City of); Series 2011, Ref. Water & Sewer RB	2.00%	12/01/11	1,000	1,003,737

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	02/01/31	2,455	2,455,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	02/01/31	1,415	1,415,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	12/01/37	645	645,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	0.36%	12/01/30	8,260	8,260,000

				25,503,737

Connecticut–1.18%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	4,000	4,020,115

District of Columbia–1.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.43%	01/01/29	4,700	4,700,000

Florida–3.24%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.61%	10/01/16	300	300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.20%	07/01/31	700	700,000

Jacksonville (City of) Educational Facilities (Edward Waters College, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/21	1,305	1,305,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(d)(e)	0.25%	12/01/32	5,095	5,095,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/15	$2,830	$2,830,000

				11,030,000

Georgia–5.39%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.31%	01/01/29	1,800	1,800,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	08/01/21	500	500,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.29%	04/01/24	2,890	2,890,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	01/01/20	1,925	1,925,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.30%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.34%	05/01/24	940	940,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.61%	12/01/18	800	800,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.49%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	09/01/20	3,700	3,700,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/27	1,260	1,260,000

				18,355,000

Idaho–0.59%
Idaho (State of) Series 2011, Ref. Unlimited GO TAN	2.00%	06/29/12	2,000	2,028,624

Illinois–6.28%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)(e)	0.81%	06/01/19	3,500	3,500,000

Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.48%	12/01/21	4,370	4,370,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(c)(d)(e)	0.30%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.38%	06/01/27	1,000	1,000,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	02/01/21	1,830	1,830,000

Illinois (State of) Finance Authority (Northwestern University); Sub-series 2008 A, VRD RB(a)	0.43%	03/01/12	2,700	2,700,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.18%	08/15/25	3,605	3,605,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(e)	0.35%	04/01/22	1,500	1,500,000

				21,405,000

Indiana–4.63%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.43%	12/01/23	955	955,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	12/01/18	300	300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	08/01/37	$4,845	$4,845,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	02/01/25	2,015	2,015,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.35%	03/01/22	1,540	1,540,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(e)	0.44%	06/01/30	2,140	2,140,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.35%	11/01/18	2,130	2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	10/01/19	1,850	1,850,000

				15,775,000

Iowa–0.44%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.48%	06/01/28	1,100	1,100,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.61%	07/01/16	400	400,000

				1,500,000

Kansas–1.82%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.22%	03/01/31	3,200	3,200,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	3,000	3,000,054

				6,200,054

Louisiana–0.59%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(c)(e)	0.28%	12/01/27	2,000	2,000,000

Maryland–0.35%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(c)(e)	0.37%	09/01/20	1,180	1,180,000

Massachusetts–0.61%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.55%	05/01/16	1,225	1,225,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(c)(e)	0.50%	06/01/18	850	850,000

				2,075,000

Michigan–2.06%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.28%	08/01/17	705	705,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.16%	10/15/38	1,250	1,250,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(e)	0.45%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)(e)	0.38%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.55%	05/01/32	2,725	2,725,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.18%	11/01/25	1,900	1,900,000

				7,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–2.09%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	08/01/15	$1,000	$1,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.19%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	2,000	2,000,000

Series 2011 A, COP	2.00%	09/01/11	2,700	2,700,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.20%	12/01/28	700	700,000

				7,125,000

Mississippi–0.74%
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.18%	12/01/31	2,530	2,530,000

Missouri–2.14%
Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.31%	11/01/18	1,070	1,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.23%	07/01/24	1,500	1,500,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.28%	12/01/19	2,930	2,930,000

Wright (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(e)	0.34%	04/01/32	1,800	1,800,000

				7,300,000

Nebraska–1.76%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.12%	08/15/32	5,000	5,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.12%	06/01/31	1,000	1,000,000

				6,000,000

Nevada–0.26%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.23%	10/01/37	900	900,000

New Hampshire–0.50%
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(b)(c)(d)(e)	1.26%	11/01/19	1,700	1,700,000

New Mexico–0.06%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.56%	06/01/18	200	200,000

North Carolina–3.74%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/23	3,330	3,330,000

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	06/01/18	1,400	1,400,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/17	1,395	1,395,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.28%	07/01/31	1,445	1,445,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.29%	08/01/23	$1,000	$1,000,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	05/15/16	1,165	1,165,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(c)(e)	0.28%	08/01/20	2,450	2,450,000

				12,735,000

North Dakota–0.78%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.32%	12/01/14	2,655	2,655,000

Ohio–2.76%
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/40	7,325	7,325,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.54%	11/15/19	260	260,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(d)(e)	0.30%	01/01/34	460	460,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,000	1,000,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.18%	11/01/30	350	350,000

				9,395,000

Oregon–2.73%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	07/01/27	1,940	1,940,000

Marion & Polk (Counties of) (Salem-Kaizer School District No. 24 J); Series 2011, Unlimited Tax GO Bonds (CEP–Oregon School Bond Guaranty Program)	1.00%	06/15/12	1,220	1,226,694

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(e)	0.24%	10/15/38	5,000	5,000,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	04/01/34	1,125	1,125,000

				9,291,694

Pennsylvania–7.42%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(c)	0.26%	06/01/19	450	450,000

Luzerne (County of) Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/14	305	305,000

Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(c)	0.21%	11/01/26	195	195,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.17%	07/01/38	16,410	16,410,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.23%	12/01/12	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.34%	04/01/17	375	375,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/26	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	12/01/26	$525	$525,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.34%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)(e)	0.25%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	08/01/26	325	325,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.26%	11/01/18	800	800,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	12/01/14	1,500	1,500,000

				25,260,000

South Carolina–3.63%
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(c)	0.17%	01/01/34	5,400	5,400,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.45%	07/01/17	2,100	2,100,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.43%	09/01/18	3,800	3,800,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	12/01/13	1,050	1,050,000

				12,350,000

Tennessee–0.47%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.55%	04/01/24	150	150,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.41%	04/01/15	455	455,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.34%	06/01/25	1,000	1,000,000

				1,605,000

Texas–10.56%
Aldine Independent School District Series 2005, Ref. Unlimited Tax Bonds (CEP–Texas Permanent School Fund)	5.25%	02/15/12	1,000	1,022,259

Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.50%	02/15/12	1,000	1,010,203

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(b)(c)	0.42%	05/01/35	4,765	4,765,000

Garland Independent School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/12	2,655	2,675,852

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.21%	02/15/42	1,435	1,435,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	0.82%	03/01/33	4,700	4,700,000

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.18%	09/06/11	3,000	3,000,000

Series 2009 H-2, Commercial Paper GO Notes	0.22%	10/18/11	2,500	2,500,000

Series 2009 H-2, Commercial Paper GO Notes	0.16%	11/03/11	2,500	2,500,000

Lubbock (City of); Series 2009, Tax & Waterworks System Surplus Revenue Limited Certificates of Obligation	5.00%	02/15/12	500	510,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.22%	12/01/28	$3,000	$3,000,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Ctfs. Of Obligation	2.00%	08/01/12	1,000	1,016,159

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(d)(e)	0.29%	09/15/36	4,925	4,925,000

				35,960,241

Utah–0.55%
Nebo School District; Series 2011, Unlimited Tax GO School Building Bonds (CEP–Utah School Bond Guaranty)	2.00%	07/01/12	1,300	1,318,749

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.29%	08/01/28	565	565,000

				1,883,749

Vermont–0.45%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)	0.29%	01/01/22	1,530	1,530,000

Virginia–1.58%
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(a)(c)(d)(e)	0.31%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/30	2,900	2,900,000

				5,400,000

Washington–9.39%
King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	2,700	2,731,692

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	3,000	3,063,808

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(c)	0.28%	12/01/19	3,000	3,000,000

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	11/01/23	900	900,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)(d)(e)	0.45%	07/01/21	700	700,000

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.23%	12/01/24	5,090	5,090,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.18%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(e)	0.24%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(c)(e)	0.22%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.29%	10/01/32	850	850,000

				31,990,500

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.26%	07/01/14	300	300,000

Wisconsin–4.73%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)(e)	0.40%	09/01/19	4,050	4,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.21%	12/01/36	$6,695	$6,695,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.40%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.19%	05/01/30	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.28%	07/01/35	1,225	1,225,000

Wisconsin (State of); Series 1993-3, Ref. Unlimited Tax GO Bonds	5.30%	11/01/11	1,000	1,008,194

				16,103,194

TOTAL INVESTMENTS(f)(g)–98.24% (Cost $334,639,908)				334,639,908

OTHER ASSETS LESS LIABILITIES–1.76%				5,992,820

NET ASSETS–100.00%				$340,632,728

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 10.4%.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $54,045,000, which represented 15.87% of the Trust’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage:

Wells Fargo Bank, N.A.	16.4%

Federal National Mortgage Association	10.1

Bank of America, N.A.	9.9

PNC Bank, N.A.	8.2

JPMorgan Chase Bank, N.A.	7.8

U.S. Bank, N.A.	5.7

Federal Home Loan Mortgage Corp.	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2011

		Premier U.S.	Premier
		Government Money	Tax-Exempt
	Premier Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$4,546,166,331	$901,324,796	$334,639,908

Repurchase agreements, at value and cost	409,369,942	447,791,934	—

Total investments, at value and cost	4,955,536,273	1,349,116,730	334,639,908

Cash	—	—	3,834,591

Receivable for:
Investments sold	45,000	—	1,870,075

Fund shares sold	29,245	1,449	1,836

Interest	1,150,204	360,611	297,441

Fund expenses absorbed	—	18,541	—

Investment for trustee deferred compensation and retirement plans	—	7,460	—

Other assets	261	17	—

Total assets	4,956,760,983	1,349,504,808	340,643,851

Liabilities:
Payable for:
Investments purchased	49,978,820	—	—

Fund shares reacquired	95,927	431,002	—

Dividends	235,858	21,702	10,946

Accrued fees to affiliates	671	958	177

Trustee deferred compensation and retirement plans	—	7,860	—

Total liabilities	50,311,276	461,522	11,123

Net assets applicable to shares outstanding	$4,906,449,707	$1,349,043,286	$340,632,728

Net assets consist of:
Shares of beneficial interest	$4,906,347,263	$1,348,951,034	$340,662,849

Undistributed net investment income	105,236	74,857	444

Undistributed net realized gain (loss)	(2,792)	17,395	(30,565)

	$4,906,449,707	$1,349,043,286	$340,632,728

Net assets:
Investor Class	$76,600,625	$25,597,831	$11,518,327

Institutional Class	$4,829,849,082	$1,323,445,455	$329,114,401

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	76,592,482	25,595,396	11,519,955

Institutional Class	4,829,757,884	1,323,384,039	329,143,338

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2011

		Premier U.S.	Premier
		Government Money	Tax-Exempt
	Premier Portfolio	Portfolio	Portfolio

Investment income:
Interest	$12,012,308	$1,965,279	$1,478,737

Expenses:
Advisory fees	11,006,063	2,732,920	1,120,371

Less: Fees waived	(2,390,113)	(1,028,787)	(37,568)

Net expenses	8,615,950	1,704,133	1,082,803

Net investment income	3,396,358	261,146	395,934

Net realized gain (loss) from Investment securities	(2,791)	17,395	(3,475)

Net increase in net assets resulting from operations	$3,393,567	$278,541	$392,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2011 and 2010

	Premier		Premier U.S. Government		Premier Tax-Exempt
	Portfolio		Money Portfolio		Portfolio
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$3,396,358	$3,999,831	$261,146	$681,423	$395,934	$670,879

Net realized gain (loss)	(2,791)	4,615	17,395	10,373	(3,475)	(27,015)

Net increase in net assets resulting from operations	3,393,567	4,004,446	278,541	691,796	392,459	643,864

Distributions to shareholders from net investment income:
Investor Class	(59,065)	(83,811)	(5,758)	(14,412)	(11,844)	(33,216)

Institutional Class	(3,337,293)	(3,916,020)	(255,388)	(667,013)	(384,090)	(637,663)

Total distributions from net investment income	(3,396,358)	(3,999,831)	(261,146)	(681,425)	(395,934)	(670,879)

Share transactions–net:
Investor Class	(3,559,890)	(2,649,714)	(922,864)	(4,820,803)	(5,400,864)	(8,226,455)

Institutional Class	984,982,104	(129,062,630)	136,982,685	(419,234,624)	(239,548,719)	221,672,112

Net increase (decrease) in net assets resulting from share transactions	981,422,214	(131,712,344)	136,059,821	(424,055,427)	(244,949,583)	213,445,657

Net increase (decrease) in net assets	981,419,423	(131,707,729)	136,077,216	(424,045,056)	(244,953,058)	213,418,642

Net assets:
Beginning of year	3,925,030,284	4,056,738,013	1,212,966,070	1,637,011,126	585,585,786	372,167,144

End of year*	$4,906,449,707	$3,925,030,284	$1,349,043,286	$1,212,966,070	$340,632,728	$585,585,786

* Includes accumulated undistributed net investment income	$105,236	$100,052	$74,857	$74,857	$444	$444

Notes to Financial Statements

August 31, 2011

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

24        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security

25        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective February 1, 2011, the Adviser has contractually agreed, through at least January 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Prior to February 1, 2011, the Adviser had contractually agreed to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively.
  For the year ended August 31, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$2,384,705

Premier U.S. Government Money Portfolio	671,248

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2011 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$93	$5,315

Premier U.S. Government Money Portfolio	8,519	349,020

Premier Tax-Exempt Portfolio	1,144	36,424

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

  During the year ended August 31, 2011, there were no significant transfers between investment levels.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$4,955,536,273	$—	$4,955,536,273

Premier U.S. Government Money Portfolio	—	1,349,116,730	—	1,349,116,730

Premier Tax-Exempt Portfolio	—	334,639,908	—	334,639,908

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)

Premier Portfolio	$241,899,227	$177,972,650	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	324,123,256	496,025,218	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2011 and 2010:

	2011	2010
	Ordinary	Ordinary
	Income	Income

Premier Portfolio	$3,396,358	$3,999,831

Premier U.S. Government Money Portfolio	261,146	681,425

Premier Tax-Exempt Portfolio	395,934	670,879

Tax Components of Net Assets at Period-End:

	Undistributed				Shares of
	Ordinary	Temporary Book/Tax	Capital Loss	Post-October	Beneficial	Total Net
	Income	Differences	Carryforward	Deferrals	Interest	Assets

Premier Portfolio	$117,458	$—	$—	$(15,014)	$4,906,347,263	$4,906,449,707

Premier U.S. Government Money Portfolio	99,517	(7,265)	—	—	1,348,951,034	1,349,043,286

Premier Tax-Exempt Portfolio	444	—	(27,088)	(3,477)	340,662,849	340,632,728

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

  The following fund has a capital loss carryforward as of August 31, 2011 which expires as follows:

	Expiration*
	2012	2019

Premier Tax-Exempt Portfolio	$7	$27,081

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

The reclassification below was primarily as a result of differing book/tax treatment of distributions, on August 31, 2011. These reclassifications had no effect on the net assets of the Fund.

		Undistributed Net
	Undistributed Net	Realized	Shares of
	Investment Income	Gain (Loss)	Beneficial Interest

Premier Portfolio	$5,184	$(4,616)	$(568)

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	35,556,189	$35,556,189	36,920,906	$36,920,906

Institutional Class	24,535,086,841	24,535,086,841	19,824,243,414	19,824,243,414

Issued as reinvestment of dividends:
Investor Class	57,169	57,169	80,677	80,677

Institutional Class	209,756	209,756	873,512	873,512

Reacquired:
Investor Class	(39,173,248)	(39,173,248)	(39,651,297)	(39,651,297)

Institutional Class	(23,550,314,493)	(23,550,314,493)	(19,954,179,556)	(19,954,179,556)

Net increase (decrease) in share activity	981,422,214	$981,422,214	(131,712,344)	$(131,712,344)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

28        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	11,894,316	$11,894,316	12,031,287	$12,031,287

Institutional Class	5,221,863,328	5,221,863,328	5,403,090,512	5,403,090,512

Issued as reinvestment of dividends:
Investor Class	5,640	5,640	14,187	14,187

Institutional Class	169,741	169,741	377,607	377,607

Reacquired:
Investor Class	(12,822,820)	(12,822,820)	(16,866,277)	(16,866,277)

Institutional Class	(5,085,050,384)	(5,085,050,384)	(5,822,702,743)	(5,822,702,743)

Net increase (decrease) in share activity	136,059,821	$136,059,821	(424,055,427)	$(424,055,427)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Year ended August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Investor Class	5,391,241	$5,391,241	4,283,618	$4,283,618

Institutional Class	536,383,084	536,383,084	1,858,201,672	1,858,201,672

Issued as reinvestment of dividends:
Investor Class	11,735	11,735	31,845	31,845

Institutional Class	242,792	242,792	578,734	578,734

Reacquired:
Investor Class	(10,803,840)	(10,803,840)	(12,541,918)	(12,541,918)

Institutional Class	(776,174,595)	(776,174,595)	(1,637,108,294)	(1,637,108,294)

Net increase (decrease) in share activity	(244,949,583)	$(244,949,583)	213,445,657	$213,445,657

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

NOTE 10 – Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		(realized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Year ended 08/31/11	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.08%	$4,829,849	0.20	%(c)	0.25	%(c)	0.08	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	3,840,017	0.17		0.25		5.23

Premier U.S. Government Money Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.02	1,323,445	0.16	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	10,300	0.17		0.25		5.13

Premier Tax-Exempt Portfolio
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.08	329,114	0.24	(c)	0.25	(c)	0.09	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	50,445	0.25		0.25		3.46

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $4,326,657, $1,067,121 and $434,496 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
and Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 21, 2011
Houston, Texas

31        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011, through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.30	$0.91	$1,024.30	$0.92	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.60	1,024.60	0.61	0.12

Premier Tax-Exempt Portfolio	1,000.00	1,000.30	1.16	1,024.05	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2011, through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
Premier Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
Premier Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least January 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least January 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

35        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2011:

Federal and State Income Tax

	Qualified	Corporate Dividends	U.S. Treasury	Tax Exempt Income
	Dividend Income*	Received Deduction*	Obligations*	Dividends*

Premier Portfolio	0%	0%	—	0%

Premier U.S. Government Money Portfolio	0%	0%	1.96%	0%

Premier Tax-Exempt Portfolio	0%	0%	—	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

Qualified
Interest
Income**

Premier U.S. Government Money Portfolio	100%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

36        Aim Treasurer’s Series Trust (invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	143	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, Executive Vice President	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	143	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	161	Director of the Abraham Lincoln Presidential Library Foundation

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

T-1        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	143	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	161	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Bob R. Baker — 1936 Trustee	1983	Retired	143	None

		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	143	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	143	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services.	161	Director of Quidel Corporation and Stericycle, Inc.

		Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.		Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	143	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	143	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	143	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired	143	None

		Formerly: Chief Executive Officer, YWCA of the U.S.A.

T-2        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees — continued

Larry Soll — 1942 Trustee	1997	Retired	143	None

		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	161	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	143	None

		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director and Secretary, Van Kampen Advisors, Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services, Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

T-3        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers — continued

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.); and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser	N/A	N/A

		Formerly: Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Investor Services Inc., Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc.	N/A	N/A

		(formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer, Levin, Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-AR-2	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees		Percentage of Fees
		Billed Applicable to		Billed Applicable to
		Non-Audit Services		Non-Audit Services
		Provided for fiscal		Provided for fiscal
	Fees Billed for	year end 2011	Fees Billed for	year end 2010
	Services Rendered to	Pursuant to Waiver of	Services Rendered to	Pursuant to Waiver of
	the Registrant for	Pre-Approval	the Registrant	Pre-Approval
	fiscal year end 2011	Requirement(1)	for fiscal year end 2010	Requirement(1)
Audit Fees	$60,900	N/A	$58,500	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$12,300	0%	$13,515	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$73,200	0%	$72,015	0%
PWC billed the Registrant aggregate non-audit fees of $12,300 for the fiscal year ended 2011, and $13,515 for the fiscal year ended 2010, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2011 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2010 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-		Fees Billed for Non-
	Audit Services		Audit Services
	Rendered to Invesco	Percentage of Fees	Rendered to Invesco	Percentage of Fees
	and Invesco Affiliates	Billed Applicable to	and Invesco Affiliates	Billed Applicable to
	for fiscal year end	Non-Audit Services	for fiscal year end	Non-Audit Services
	2011 That Were	Provided for fiscal year	2010 That Were	Provided for fiscal year
	Required	end 2011 Pursuant to	Required	end 2010 Pursuant to
	to be Pre-Approved	Waiver of Pre-	to be Pre-Approved	Waiver of Pre-
	by the Registrant’s	Approval	by the Registrant’s	Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2011, and $0 for the fiscal year ended 2010, for non-audit services rendered to Invesco and Invesco Affiliates.
The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.